SIGNIFICANT EVENTS (Details) (USD $)	9 Months Ended		12 Months Ended		9 Months Ended		1 Months Ended																																																								9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 RelatedPartyNotesPayableMember	Sep. 30, 2013 Letter of Credit	Jul. 31, 2013 IssuancesOfCommonStockMember	Sep. 30, 2013 IssuancesOfCommonStockMember	Sep. 17, 2013 IssuancesOfCommonStockMember	Sep. 16, 2013 IssuancesOfCommonStockMember	Sep. 13, 2013 IssuancesOfCommonStockMember	Sep. 04, 2013 IssuancesOfCommonStockMember	Aug. 28, 2013 IssuancesOfCommonStockMember	Aug. 23, 2013 IssuancesOfCommonStockMember	Aug. 07, 2013 IssuancesOfCommonStockMember	Aug. 06, 2013 IssuancesOfCommonStockMember	Aug. 05, 2013 IssuancesOfCommonStockMember	Jul. 29, 2013 IssuancesOfCommonStockMember	Jul. 24, 2013 IssuancesOfCommonStockMember	Jul. 23, 2013 IssuancesOfCommonStockMember	Jul. 22, 2013 IssuancesOfCommonStockMember	Jul. 19, 2013 IssuancesOfCommonStockMember	Jul. 15, 2013 IssuancesOfCommonStockMember	Jun. 28, 2013 IssuancesOfCommonStockMember	Jun. 24, 2013 IssuancesOfCommonStockMember	Jun. 21, 2013 IssuancesOfCommonStockMember	Jun. 19, 2013 IssuancesOfCommonStockMember	Jun. 18, 2013 IssuancesOfCommonStockMember	Jun. 17, 2013 IssuancesOfCommonStockMember	Jun. 13, 2013 IssuancesOfCommonStockMember	Jun. 12, 2013 IssuancesOfCommonStockMember	Jun. 11, 2013 IssuancesOfCommonStockMember	Jun. 06, 2013 IssuancesOfCommonStockMember	Jun. 04, 2013 IssuancesOfCommonStockMember	Jun. 03, 2013 IssuancesOfCommonStockMember	May 21, 2013 IssuancesOfCommonStockMember	May 20, 2013 IssuancesOfCommonStockMember	May 16, 2013 IssuancesOfCommonStockMember	May 14, 2013 IssuancesOfCommonStockMember	Apr. 25, 2013 IssuancesOfCommonStockMember	Apr. 24, 2013 IssuancesOfCommonStockMember	Apr. 16, 2013 IssuancesOfCommonStockMember	Apr. 15, 2013 IssuancesOfCommonStockMember	Apr. 12, 2013 IssuancesOfCommonStockMember	Apr. 10, 2013 IssuancesOfCommonStockMember	Apr. 08, 2013 IssuancesOfCommonStockMember	Apr. 02, 2013 IssuancesOfCommonStockMember	Mar. 27, 2013 IssuancesOfCommonStockMember	Mar. 22, 2013 IssuancesOfCommonStockMember	Mar. 20, 2013 IssuancesOfCommonStockMember	Mar. 12, 2013 IssuancesOfCommonStockMember	Mar. 08, 2013 IssuancesOfCommonStockMember	Feb. 27, 2013 IssuancesOfCommonStockMember	Feb. 22, 2013 IssuancesOfCommonStockMember	Feb. 08, 2013 IssuancesOfCommonStockMember	Feb. 05, 2013 IssuancesOfCommonStockMember	Jan. 30, 2013 IssuancesOfCommonStockMember	Jan. 23, 2013 IssuancesOfCommonStockMember	Jan. 22, 2013 IssuancesOfCommonStockMember	Jan. 16, 2013 IssuancesOfCommonStockMember	Jan. 14, 2013 IssuancesOfCommonStockMember	Jan. 07, 2013 IssuancesOfCommonStockMember	Sep. 30, 2013 IssuanceOfPreferredStockMember	Jan. 07, 2013 IssuanceOfPreferredStockMember
Shares issued								100,000	100,000	1,633	12,865	1,667	56,000	96,401	3,501	288,000	501,417	10,250	1,383,400	1,000	600,000	1,667	15,500,000		336,000	10,000	49,000	112,000	64,263	168,000	11,200	224,000	56,000	336,000	560,000	50,000	279,000	160,000	50,000	3,496	300,000	225,000	298,000	150,000	4,717	55,000	30,000	155,588	25,000	165,000	4,854	11,200	50,000	92,115	11,200	162,162	70,000	28,000	100,000	11,200	45,000	3,000
Per share value																																												$ 1.01										$ 1.09		$ 0.92						$ 1.10		$ 10
Convertible securities, shares converted													5,000												30,000			10,000		15,000	1,000	20,000	5,000	30,000	50,000			1,000				2,500				1,000						1,000			1,000		6,250	2,500		1,000
Convertible securities, accrued dividends converted													$ 18,180												$ 113,760			$ 36,840		$ 52,920		$ 62,400	$ 17,400	$ 86,760	$ 144,000			$ 2,148				$ 3,540				$ 1,212						$ 1,212			$ 1,415			$ 3,270		$ 1,380
Debt converted									100,003																														119,707									152,165
Value of services for cashless exercise of warrant																																								5,000			77,136				33,000
Shares issued (2)									30,396				100,000	3,694,811							37,064		100,000			12,250												11,200	82,892	90,771		28,000	72,000			11,200	140,000
Warrants exercised, cash value								1,000			22,514		1,000					17,937			6,000					17,500	85,750									500	279,000	61,000		26,421	300,000	225,000	298,000	150,000	5,000	550	126,000
Value of services for shares issued									329,000							846,720							293,000																59,000
Value of equipment purchase for shares issued																													195,360
Warrants and options exercised, cash value																	7,437									20,918
Shares received																								366,529								92,115
Exercise of placement agent warrants (shares issued)							59,000
Exercise of placement agent warrants (cash value)							103,250
Conversion of Series B preferred stock and accrued dividends (shares issued)							3,911,453
Series B preferred stock converted							332,902
Accrued dividends converted during the month							1,685,099
Value of acquisition														10,899,693					3,984,192				44,035,500
Options exercised, cash value												2,867								1,230		2,867
Number of warrants exercised										3,750				105,636	8,250						62,500
Shares issued for cash																																																															903,500
Offering costs																																																															191,500
Proceeds from line of credit	3,000,000					3,000,000
Line of credit repaid	1,500,000					1,500,000
Proceeds from related party debt	424,300	155,000	1,605,000	22,096	420,000
Repayment of related party debt	691,853	6,797	6,614		691,853
Accrued interest paid					$ 58,147
Accrued interest, demand note payable - related party	12.00%